Annual Fund Operating Expenses - ETF - Vanguard US Minimum Volatility ETF - ETF Shares	Mar. 29, 2021
Operating Expenses:
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.13%